FVIT SA1 07/19

SUPPLEMENT DATED JULY 12, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2019

OF

Franklin MUTUAL U.S. VALUE Fund

(a series of Franklin Value Investors Trust)

The Statement of Additional Information of the Fund is amended as follows:

I. The following bullet point is added to the “Goals, Strategies and Risks — Additional Strategies — Mutual U.S. Value Fund” section on page 3:

•         Short sales

Please keep this supplement with your statement of additional information for future reference.